Long-term Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Long-tem Incentive Plan

	UNITED STATES DOLLAR
	2017	2016 Restated[1]	2015 Restated[1]

Opening balance	23.6	12.6
Charge to income statement - continuing operations	5.0	10.5
Charge to income statement - discontinued operations	0.1	0.5
Payments	(11.5)	—
Translation adjustment	0.9	—
Balance at end of the year	18.1	23.6
Current portion of long-term incentive plan	(18.1)	—
Non-current portion of long-term incentive plan	—	23.6